CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - 9 months ended Sep. 30, 2019 - CNY (¥) ¥ in Thousands	Ordinary Shares	Additional paid-in capital	Accumulated other comprehensive loss	Accumulated deficit	Total
Balance at Dec. 31, 2018	¥ 341	¥ 7,275,945	¥ (139,254)	¥ (1,615,107)	¥ 5,521,925
Balance (in shares) at Dec. 31, 2018	1,007,069,643
Changes in shareholders' equity
Loss for the period				(338,421)	(338,421)
Other comprehensive income			96,037		96,037
Comprehensive loss			96,037	(338,421)	(242,384)
Issuance of ordinary shares	¥ 37	2,982,205			2,982,242
Issuance of ordinary shares (in shares)	109,850,744
Shares surrendered (in shares)	(6)
Shares issued to depository bank	¥ 16	(16)
Shares issued to depository bank (in shares)	48,962,896
Accrual of preferred shares dividends		(26,858)			(26,858)
Change in redemption value of redeemable preferred shares		(17,760)			(17,760)
Share-based compensation		114,820			114,820
Exercise of share options		50,105			¥ 50,105
Exercise of share options (in shares)	9,547,528				9,547,528
Vesting of restricted shares (in shares)	8,885,120
Settlement of liability-classified restricted shares award		5,790			¥ 5,790
Settlement of liability-classified restricted shares award (in shares)	181,264
Settlement of share options and restricted share awards with shares held by depository bank (in shares)	(18,613,912)
Balance at Sep. 30, 2019	¥ 394	¥ 10,384,231	¥ (43,217)	¥ (1,953,528)	¥ 8,387,880
Balance (in shares) at Sep. 30, 2019	1,165,883,277